Income Tax - Schedule of Income Tax Benefits (Details) - KSix Media, Inc. and Subsidiaries [Member]	2 Months Ended
Dec. 31, 2014 USD ($)
Income tax benefit at statutory rate of 34%	$ 2,400
Change in valuation allowance	$ (2,400)
Income Tax Expense (Benefit) Total